Document and Entity Information	Jun. 28, 2023
Cover [Abstract]
Entity Registrant Name	APPLIED INDUSTRIAL TECHNOLOGIES INC
Amendment Flag	false
Entity Central Index Key	0000109563
Document Type	8-K
Document Period End Date	Jun. 28, 2023
Entity Incorporation State Country Code	OH
Entity Address, State or Province	OH
Entity File Number	1-2299
Entity Tax Identification Number	34-0117420
Entity Address, City or Town	One Applied Plaza
Entity Address, Address Line One	One Applied Plaza
Entity Address, Postal Zip Code	44115
City Area Code	(216)
Local Phone Number	426-4000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, without par value
Trading Symbol	AIT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false